Related Party Transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases balances
Right-of-use asset	€ 4,401,235		€ 4,325,115
Lease Agreements
Lease Transactions
Depreciation	4,371	€ 4,303
Interest expense	444	490
Lease expense	1,169	1,015
Leases balances
Right-of-use asset	120,445		122,215
Lease liability	121,542		122,946
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	1,124	1,214
Interest expense	110	137
Lease expense	1,099	854
Leases balances
Right-of-use asset	30,452		30,336
Lease liability	30,725		30,820
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	3,247	3,089
Interest expense	334	353
Lease expense	70	€ 161
Leases balances
Right-of-use asset	89,993		91,879
Lease liability	€ 90,817		€ 92,126